NOTE 3. DISCONTINUED OPERATIONS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 3. Discontinued Operations Details 2
Net cash provided by (used in) operating activities	$ 332,630	$ (10,686)	$ (125,928)
Net cash provided by (used in) investing activities	$ 0	$ 0	$ 0